Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Accrued external R&D costs	$138	$645
Accrued external manufacturing costs	2,704	282
Accrued compensation and benefits	1,209	749
Accrued tax	—	43
Accrued professional fees	206	34
Other	440	269
Total accrued expenses and other current liabilities	$4,697	$2,022

Accrued expenses and other current liabilities as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Accrued studies	$431	$1,123
Accrued compensation and benefits	41	749
Accrued tax	284	43
Other	46	107
Total accrued expenses and other current liabilities	$802	$2,022